Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of cost of sales and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	06.30.2022	06.30.2021	06.30.2020
Inventories at the beginning of the year	23,507	2,883	26,390	45,323	42,697
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,946	-	14,946	15,022	5,020
Changes in the net realizable value of agricultural products after harvest	(1,998)	-	(1,998)	(967)	1,619
Lease Pastagem	128	-	128	59	-
Capitalized finance costs	-	-	-	-	30
Currency translation adjustment	(3,977)	(146)	(4,123)	(11,179)	18,340
Transfers	-	-	-	(318)	(633)
Harvest	26,940	-	26,940	27,967	26,204
Acquisitions and classifications	17,055	12,631	29,686	18,159	162,262
Consumptions	(5,868)	-	(5,868)	(4,775)	(6,428)
Disposals due to sales	-	-	-	-	(48)
Deconsolidation	-	-	-	(7,727)	(156,877)
Incorporation by business combination	-	-	-	-	651
Expenses incurred	6,865	-	6,865	7,443	8,055
Inventories at the end of the year	(19,998)	(3,234)	(23,232)	(26,390)	(45,323)
Cost as of 06.30.2022	57,600	12,134	69,734	-	-
Cost as of 06.30.2021	51,863	10,754	-	62,617	-
Cost as of 06.30.2020	40,961	14,608	-	-	55,569